DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant contributions transferred late to plan	$ 627,223	$ 0